Consolidated Statements of (Loss) Income and Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of (Loss) Income and Comprehensive (Loss) Income
Revenues	$ 937,763	$ 982,901	$ 1,040,883
Costs of services (exclusive of depreciation and amortization of intangible assets shown below)	318,675	149,607	149,463
General and administrative expenses	355,635	75,225	77,558
Depreciation	60,577	55,807	52,268
Amortization of intangible assets	334,697	334,053	334,053
Total expenses	1,069,584	614,692	613,342
Operating (loss) income	(131,821)	368,209	427,541
Interest expense	335,638	376,346	383,261
Interest income	(288)	(196)	(51)
Loss (gain) on debt extinguishment	102,993	(18,450)
Loss on investments	12,165
Changes in fair value of Private Placement Warrants and unvested founder shares	(35,422)
Net (loss) income before income taxes	(546,907)	10,509	44,331
(Benefit) provision for income taxes	(26,343)	799	8,108
Net (loss) income	$ (520,564)	$ 9,710	$ 36,223
Weighted average number of shares outstanding - basic and diluted	470,785,192	415,700,000	415,700,000
Net (loss) income per share - Basic and Diluted	$ (1.11)	$ 0.02	$ 0.09
Comprehensive (loss) income	$ (520,564)	$ 9,710	$ 36,223